Note 6 - Fair Value Measurements and Financial Instruments - Derivatives Measured at Fair Value (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Balance, beginning	$ 2,047,264	$ 2,176,552	$ 2,176,552	$ 5,138,857
Net unrealized gain (loss) included in operations	6,578,504	(1,636,841)	(228,277)	(3,229,043)
Balance, ending	8,748,518	564,749	2,047,264	2,176,552
Series 2023 PIK Note Derivative Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Issuance of additional Series 2023 Notes	0	25,038	13,155	18,807
Series A PIK Note Derivative Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Issuance of additional Series 2023 Notes	$ 122,750	$ 0	$ 85,834	$ 247,931